Business Acquisition - Summary of Identifiable Assets Acquired and Liabilities Assumed in Connection with Acquisition (Details)	Aug. 06, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill		¥ 194,754,963	$ 29,847,504	¥ 200,478,795
Huanqiuyimeng
Purchase consideration:
Cash	¥ 91,126,055
Fair value of 9,360,000 ordinary shares	76,868,663
Purchase consideration	167,994,718
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	36,785,802
Prepaid expenses and other current assets	26,333,563
Long-term investments	157,850
Property and equipment, net	8,505,683
Other non-current assets	881,926
Right-of-use assets	32,089,416
Deferred revenues	(163,400,000)
Short-term loan	(13,991,000)
Lease liabilities-current	(18,728,346)
Deferred income tax liabilities	(45,659,880)
Accrued expense and other payables	(14,326,672)
Lease liabilities-non-current	(13,361,070)
Total identifiable assets acquired and liabilities assumed	(25,712,728)
Fair value of non-redeemable non-controlling interests in Huanqiuyimeng	(6,771,349)
Goodwill	200,478,795
Huanqiuyimeng | Trademark
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible assets	79,000,000
Huanqiuyimeng | Order backlogs
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible assets	4,000,000
Huanqiuyimeng | Non-compete arrangements
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible assets	¥ 56,000,000